JPMorgan Diversified Return Emerging Markets Equity ETF
Schedule of Portfolio Investments as of January 31, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY.  IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

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© J.P. Morgan Chase & Co., 2024.

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 100.0%
Brazil — 8.8%
Alupar Investimento SA	29,461	175,003
Ambev SA	432,297	1,142,170
Auren Energia SA	139,291	370,269
Banco do Brasil SA	124,205	1,417,437
BB Seguridade Participacoes SA	145,301	1,008,872
Bradespar SA (Preference)	106,971	491,845
Caixa Seguridade Participacoes S/A	127,584	366,189
CCR SA	299,242	795,458
Centrais Eletricas Brasileiras SA	26,926	222,173
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	58,059	929,994
Cia Energetica de Minas Gerais (Preference)	338,934	789,460
Cielo SA	439,100	436,937
Companhia Paranaense de Energia (Preference)	415,169	849,712
CPFL Energia SA	78,782	576,108
CSN Mineracao SA	343,632	474,415
CTEEP-Cia de Transmissao de Energia Eletrica Paulista (Preference)	129,090	667,285
Embraer SA *	186,150	856,281
Engie Brasil Energia SA	50,328	412,120
Gerdau SA (Preference)	3,841	16,335
GPS Participacoes e Empreendimentos SA (a)	73,266	283,191
Itau Unibanco Holding SA (Preference)	210,453	1,396,252
Itausa SA (Preference)	413,488	837,926
M Dias Branco SA	22,518	172,848
Metalurgica Gerdau SA (Preference)	178,422	357,968
Neoenergia SA	59,859	248,164
Petroleo Brasileiro SA (Preference)	476,925	3,922,714
Rumo SA	148,688	692,961
Sao Martinho SA	74,532	425,734
Telefonica Brasil SA	88,879	920,292
TIM SA	207,128	728,276
TOTVS SA	121,536	776,404
Transmissora Alianca de Energia Eletrica S/A	82,314	613,401
Vale SA	230,812	3,167,469
WEG SA	6,178	40,277
		26,581,940
Chile — 1.2%
Banco de Chile	6,011,313	673,994
Banco Santander Chile	6,264,904	289,730
Cencosud SA	383,123	666,736
Cia Cervecerias Unidas SA	30,279	183,660
Cia Sud Americana de Vapores SA	6,692,639	482,262
Colbun SA	2,756,726	391,243
Embotelladora Andina SA (Preference), Class B	122,078	311,038
Empresas CMPC SA	14,414	23,486
Enel Americas SA	3,828,046	387,951
Enel Chile SA	3,707,629	222,864
		3,632,964

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — 21.3%
3SBio, Inc. (b)	309,000	232,847
Agricultural Bank of China Ltd., Class A	1,691,700	915,460
An Hui Wenergy Co. Ltd., Class A	317,900	314,827
Angang Steel Co. Ltd., Class H	199,800	32,733
Anhui Conch Cement Co. Ltd., Class H	500	1,001
Anhui Expressway Co. Ltd., Class A	279,600	483,403
ANTA Sports Products Ltd.	18,400	155,304
BAIC Motor Corp. Ltd., Class H (b)	1,068,500	284,169
Bank of Beijing Co. Ltd., Class A	576,800	409,032
Bank of Changsha Co. Ltd., Class A	280,300	279,440
Bank of China Ltd., Class H	6,962,000	2,612,633
Bank of Communications Co. Ltd., Class A	960,000	802,313
Bank of Shanghai Co. Ltd., Class A	431,300	383,974
Baoshan Iron & Steel Co. Ltd., Class A	437,100	374,374
Beijing Enterprises Holdings Ltd.	83,500	302,214
Bosideng International Holdings Ltd.	772,000	348,988
BYD Electronic International Co. Ltd.	119,500	409,361
CGN Power Co. Ltd., Class H (b)	2,817,000	789,394
China CITIC Bank Corp. Ltd., Class H	1,869,000	926,280
China Coal Energy Co. Ltd., Class H	467,000	512,850
China Communications Services Corp. Ltd., Class H	802,000	330,238
China Construction Bank Corp., Class H	3,206,000	1,903,927
China Everbright Bank Co. Ltd., Class H	527,000	156,459
China Feihe Ltd. (b)	417,000	191,042
China International Marine Containers Group Co. Ltd., Class A	344,300	382,975
China Lesso Group Holdings Ltd.	255,000	112,970
China Medical System Holdings Ltd.	365,000	521,597
China Merchants Energy Shipping Co. Ltd., Class A	332,200	301,727
China Merchants Port Group Co. Ltd., Class A	75,400	178,395
China Merchants Port Holdings Co. Ltd.	308,000	380,804
China Minsheng Banking Corp. Ltd., Class H	820,800	272,993
China National Accord Medicines Corp. Ltd., Class A	45,300	187,513
China National Building Material Co. Ltd., Class H	624,250	220,201
China National Chemical Engineering Co. Ltd., Class A	137,900	122,995
China National Medicines Corp. Ltd., Class A	67,700	281,459
China Petroleum & Chemical Corp., Class H	1,632,000	848,972
China Resources Pharmaceutical Group Ltd. (b)	468,500	285,655
China Resources Power Holdings Co. Ltd.	306,000	619,069
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	69,800	508,135
China Shenhua Energy Co. Ltd., Class H	444,500	1,686,293
China South Publishing & Media Group Co. Ltd., Class A	319,800	501,674
China United Network Communications Ltd., Class A	739,100	464,540
China Yangtze Power Co. Ltd., Class A	127,400	432,686
Chinese Universe Publishing and Media Group Co. Ltd., Class A	251,700	518,694
Chongqing Changan Automobile Co. Ltd., Class A	229,830	409,343
Chongqing Rural Commercial Bank Co. Ltd., Class H	754,000	293,260
CITIC Ltd.	754,000	727,756
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	114,000	105,999

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
COSCO SHIPPING Holdings Co. Ltd., Class H	578,350	607,630
COSCO SHIPPING Ports Ltd.	350,000	214,332
CSPC Pharmaceutical Group Ltd.	272,000	200,108
Daqin Railway Co. Ltd., Class A	386,600	401,683
Datang International Power Generation Co. Ltd., Class H	440,000	67,525
Dong-E-E-Jiao Co. Ltd., Class A	46,100	336,940
Dongfeng Motor Group Co. Ltd., Class H	256,000	98,860
Dongguan Development Holdings Co. Ltd., Class A	189,200	247,898
ENN Energy Holdings Ltd.	98,900	736,197
Fosun International Ltd.	44,076	23,130
Foxconn Industrial Internet Co. Ltd., Class A	167,600	309,769
G-bits Network Technology Xiamen Co. Ltd., Class A	5,400	135,971
GD Power Development Co. Ltd., Class A	860,900	535,797
Great Wall Motor Co. Ltd., Class H	468,500	461,289
Gree Electric Appliances, Inc. of Zhuhai, Class A	74,500	365,894
Guangdong Baolihua New Energy Stock Co. Ltd., Class A	511,500	347,190
Guangxi Guiguan Electric Power Co. Ltd., Class A	406,000	328,098
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	76,000	184,734
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	21,300	101,411
Haitian International Holdings Ltd.	165,000	367,274
Heilongjiang Agriculture Co. Ltd., Class A	253,500	401,754
Henan Shuanghui Investment & Development Co. Ltd., Class A	17,100	67,768
Hengan International Group Co. Ltd.	78,000	241,526
HLA Group Corp. Ltd.	292,700	312,948
Hopson Development Holdings Ltd. *	41,705	19,281
Huabao Flavours & Fragrances Co. Ltd., Class A	60,100	151,766
Huadian Power International Corp. Ltd., Class H	1,016,000	487,240
Huaibei Mining Holdings Co. Ltd., Class A	153,100	370,154
Huapont Life Sciences Co. Ltd., Class A	417,100	244,758
Huaxia Bank Co. Ltd., Class A	469,700	395,816
Huaxin Cement Co. Ltd., Class H	208,200	164,313
Huayu Automotive Systems Co. Ltd., Class A	96,600	218,548
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	101,300	424,503
Hunan Valin Steel Co. Ltd., Class A	319,200	242,389
Industrial & Commercial Bank of China Ltd., Class H	4,199,000	2,045,459
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	239,816	493,252
Inner Mongolia ERDOS Resources Co. Ltd., Class A	182,080	251,503
Inner Mongolia Yitai Coal Co. Ltd., Class B	425,200	804,315
Jiangling Motors Corp. Ltd., Class A	114,400	333,728
Jiangsu Expressway Co. Ltd., Class A	198,500	314,198
Jiangsu Financial Leasing Co. Ltd., Class A	469,600	313,402
Jiangsu Hengli Hydraulic Co. Ltd., Class A	48,056	326,416
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	213,700	288,204
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	79,700	353,298
Jiangsu Zhongtian Technology Co. Ltd., Class A	179,100	288,355
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	174,700	261,224
Jointown Pharmaceutical Group Co. Ltd., Class A	319,300	309,107
Joyoung Co. Ltd., Class A	53,671	78,816

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
JOYY, Inc., ADR	6,941	212,811
Kingboard Holdings Ltd.	183,000	325,723
KingClean Electric Co. Ltd., Class A	86,018	226,965
Kunlun Energy Co. Ltd.	436,000	390,611
Kweichow Moutai Co. Ltd., Class A	8,300	1,855,205
Lao Feng Xiang Co. Ltd., Class A	18,800	162,101
Li Ning Co. Ltd.	92,000	196,542
Livzon Pharmaceutical Group, Inc., Class A	56,200	265,051
Maanshan Iron & Steel Co. Ltd., Class H	176,000	26,611
Metallurgical Corp. of China Ltd., Class A	487,900	220,015
Nanjing Iron & Steel Co. Ltd., Class A	642,900	330,862
New China Life Insurance Co. Ltd., Class A	58,500	248,801
Ningbo Sanxing Medical Electric Co. Ltd., Class A	150,800	434,183
Offshore Oil Engineering Co. Ltd., Class A	273,500	212,913
PetroChina Co. Ltd., Class A	409,000	475,826
Ping An Insurance Group Co. of China Ltd., Class H	5,500	23,119
Postal Savings Bank of China Co. Ltd., Class A	560,200	369,078
Qingdao Port International Co. Ltd., Class A	371,700	358,940
Qinhuangdao Port Co. Ltd., Class A	727,700	297,578
Shaanxi Coal Industry Co. Ltd., Class A	243,400	820,205
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	66,700	140,384
Shandong Publishing & Media Co. Ltd., Class A	402,100	543,329
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	335,200	214,807
Shanghai International Port Group Co. Ltd., Class A	437,000	335,534
Shanghai Mechanical and Electrical Industry Co. Ltd., Class A	143,300	219,280
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	30,400	42,971
Shanghai Rural Commercial Bank Co. Ltd., Class A	384,000	337,779
Shanghai Tunnel Engineering Co. Ltd., Class A	387,400	320,284
Shanxi Coal International Energy Group Co. Ltd., Class A	126,200	296,301
Shanxi Coking Coal Energy Group Co. Ltd., Class A	172,900	252,706
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	141,100	465,248
Shenzhen Jinjia Group Co. Ltd., Class A	89,300	56,639
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	14,600	545,829
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	70,800	255,466
Shenzhen Transsion Holdings Co. Ltd., Class A	18,589	353,356
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	88,200	283,883
Sinoma International Engineering Co., Class A	127,500	197,787
Sinopharm Group Co. Ltd., Class H	146,000	383,905
Sinotrans Ltd., Class A	394,400	302,429
Sinotruk Hong Kong Ltd.	232,000	526,917
Skyworth Digital Co. Ltd., Class A	108,600	150,975
Tangshan Jidong Cement Co. Ltd., Class A	150,200	119,699
TangShan Port Group Co. Ltd., Class A	1,170,800	658,139
Tasly Pharmaceutical Group Co. Ltd., Class A	157,200	314,126
Tian Di Science & Technology Co. Ltd., Class A	549,900	438,268
Tianhe Chemicals Group Ltd. ‡ *	20,000	—
Triangle Tyre Co. Ltd., Class A	140,800	279,554
Wanxiang Qianchao Co. Ltd., Class A	777,600	470,918

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Weichai Power Co. Ltd., Class A	224,456	460,625
Wuliangye Yibin Co. Ltd., Class A	34,600	609,905
Xiamen C & D, Inc., Class A	186,400	251,269
Xinhua Winshare Publishing and Media Co. Ltd., Class A	250,600	447,905
Yangzijiang Shipbuilding Holdings Ltd.	683,400	853,170
Yankuang Energy Group Co. Ltd., Class H	488,000	1,002,589
Yintai Gold Co. Ltd., Class A	229,620	450,766
Youngor Fashion Co. Ltd.	331,100	310,399
Yuexiu Property Co. Ltd.	131,400	82,283
Yunnan Baiyao Group Co. Ltd., Class A	31,560	204,327
Yutong Bus Co. Ltd., Class A	277,000	583,705
Zhejiang Conba Pharmaceutical Co. Ltd., Class A	419,700	260,969
Zhejiang Expressway Co. Ltd., Class H	474,000	352,116
Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	217,300	145,683
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	157,380	459,757
Zhejiang Semir Garment Co. Ltd., Class A	580,900	427,838
Zhejiang Weixing New Building Materials Co. Ltd., Class A	97,297	184,057
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class A	242,700	431,169
Zhongjin Gold Corp. Ltd., Class A	205,100	269,011
Zhongsheng Group Holdings Ltd.	87,500	147,702
Zijin Mining Group Co. Ltd., Class H	162,000	240,386
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	550,800	292,884
		64,221,907
Colombia — 0.2%
Bancolombia SA (Preference)	64,508	508,248
Grupo Aval Acciones y Valores SA (Preference)	531,007	70,229
		578,477
Czech Republic — 0.4%
CEZ A/S	26,730	1,012,674
Moneta Money Bank A/S (b)	64,394	277,119
		1,289,793
Egypt — 0.2%
Commercial International Bank - Egypt (CIB)	246,288	701,160
Greece — 1.9%
Eurobank Ergasias Services and Holdings SA *	227,312	438,987
Hellenic Telecommunications Organization SA	53,899	748,380
JUMBO SA	30,697	862,530
Motor Oil Hellas Corinth Refineries SA	14,104	385,323
Mytilineos SA	23,284	956,195
National Bank of Greece SA *	76,100	578,595
OPAP SA	52,018	900,578
Piraeus Financial Holdings SA *	223,432	904,839
		5,775,427
Hong Kong — 0.0% ^
Kingboard Laminates Holdings Ltd.	119,000	71,521

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Hungary — 0.6%
Magyar Telekom Telecommunications plc	147,150	318,910
MOL Hungarian Oil & Gas plc	69,801	572,057
Richter Gedeon Nyrt.	33,247	897,490
		1,788,457
India — 12.1%
Adani Power Ltd. *	139,021	943,757
Aurobindo Pharma Ltd.	22,711	314,582
Bajaj Auto Ltd.	13,657	1,262,494
Bajaj Holdings & Investment Ltd.	1,385	139,490
Bharat Petroleum Corp. Ltd.	60,787	368,433
Castrol India Ltd.	21,195	50,214
Cipla Ltd.	55,936	909,754
Colgate-Palmolive India Ltd.	8,603	266,435
Dabur India Ltd.	70,462	457,688
Divi's Laboratories Ltd.	11,376	502,879
Dr Reddy's Laboratories Ltd.	11,096	815,300
GAIL India Ltd.	105,464	219,448
Glenmark Pharmaceuticals Ltd.	11,429	125,045
HCL Technologies Ltd.	74,880	1,420,152
Hindalco Industries Ltd.	28,920	201,415
Hindustan Petroleum Corp. Ltd. *	39,767	221,930
Hindustan Unilever Ltd.	92,357	2,761,629
Hindustan Zinc Ltd.	20,666	78,938
ICICI Lombard General Insurance Co. Ltd. (b)	4,058	73,023
Indian Oil Corp. Ltd.	239,785	424,628
Indus Towers Ltd. *	111,370	297,566
Infosys Ltd.	246,844	4,921,125
ITC Ltd.	347,304	1,846,297
Jindal Steel & Power Ltd.	28,193	257,132
Jio Financial Services Ltd. *	73,987	220,904
JSW Steel Ltd.	44,087	434,095
Mphasis Ltd.	1,891	59,091
Nestle India Ltd.	34,034	1,026,621
NHPC Ltd.	345,699	378,940
NMDC Ltd.	163,559	433,037
NTPC Ltd.	275,077	1,053,175
Oil & Natural Gas Corp. Ltd.	230,554	700,358
Oil India Ltd.	24,713	126,909
Petronet LNG Ltd.	89,921	291,502
Piramal Enterprises Ltd.	7,599	83,836
Power Grid Corp. of India Ltd.	235,542	735,680
REC Ltd.	139,773	839,639
Reliance Industries Ltd.	76,743	2,636,623
Steel Authority of India Ltd.	104,356	153,910
Sun Pharmaceutical Industries Ltd.	50,161	856,945
Tata Consultancy Services Ltd.	60,545	2,780,900
Tata Motors Ltd.	76,440	813,539

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
India — continued
Tata Power Co. Ltd. (The)	259,108	1,215,027
Tata Steel Ltd.	587,434	961,924
Titan Co. Ltd.	17,496	778,534
Torrent Power Ltd.	16,773	210,048
United Breweries Ltd.	3,033	65,948
UPL Ltd.	30,453	197,062
Vedanta Ltd.	151,675	500,777
Zydus Lifesciences Ltd.	19,822	181,402
		36,615,780
Indonesia — 4.1%
Adaro Energy Indonesia Tbk. PT	4,218,400	639,623
Astra International Tbk. PT	3,079,300	997,818
Bank Central Asia Tbk. PT	3,261,500	1,973,294
Bank Mandiri Persero Tbk. PT	3,493,300	1,470,734
Bank Rakyat Indonesia Persero Tbk. PT	2,317,000	834,666
Bukit Asam Tbk. PT	2,626,100	434,355
Charoen Pokphand Indonesia Tbk. PT	261,400	74,191
Gudang Garam Tbk. PT	208,700	260,304
Hanjaya Mandala Sampoerna Tbk. PT	6,430,000	356,543
Indofood CBP Sukses Makmur Tbk. PT	809,500	603,169
Indofood Sukses Makmur Tbk. PT	1,468,400	593,319
Kalbe Farma Tbk. PT	3,840,600	367,559
Perusahaan Gas Negara Tbk. PT	5,416,600	399,321
Sarana Menara Nusantara Tbk. PT	5,090,800	286,356
Sumber Alfaria Trijaya Tbk. PT	1,855,200	311,366
Telkom Indonesia Persero Tbk. PT	5,758,800	1,444,462
Unilever Indonesia Tbk. PT	1,559,700	306,405
United Tractors Tbk. PT	300,500	436,508
Vale Indonesia Tbk. PT	463,800	113,746
XL Axiata Tbk. PT	2,684,300	394,650
		12,298,389
Kuwait — 1.2%
Agility Public Warehousing Co. KSC *	81,971	154,244
Humansoft Holding Co. KSC	36,461	407,059
Kuwait Finance House KSCP	116,244	291,367
Mobile Telecommunications Co. KSCP	504,740	862,644
National Bank of Kuwait SAKP	555,128	1,767,542
		3,482,856
Malaysia — 2.2%
Astro Malaysia Holdings Bhd.	688,300	52,386
Axiata Group Bhd.	245,100	141,218
CELCOMDIGI Bhd.	535,600	479,826
Hong Leong Financial Group Bhd.	16,400	56,932
IHH Healthcare Bhd.	108,400	139,857
Kuala Lumpur Kepong Bhd.	39,300	184,301
Malayan Banking Bhd.	329,308	644,126

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Malaysia — continued
Maxis Bhd.	637,900	512,478
Nestle Malaysia Bhd.	6,300	159,165
Petronas Chemicals Group Bhd.	386,200	552,000
Petronas Gas Bhd.	192,500	721,977
PPB Group Bhd.	177,860	543,733
RHB Bank Bhd.	181,700	214,950
Sime Darby Bhd.	491,700	252,285
Telekom Malaysia Bhd.	438,500	548,028
Tenaga Nasional Bhd.	451,100	1,022,366
YTL Corp. Bhd.	1,000,000	493,014
		6,718,642
Mexico — 8.1%
Alfa SAB de CV, Class A	1,082,986	846,933
America Movil SAB de CV	2,331,512	2,103,732
Arca Continental SAB de CV	94,260	1,071,655
Banco del Bajio SA (b)	150,410	574,060
Cemex SAB de CV *	2,080,225	1,724,708
Coca-Cola Femsa SAB de CV	111,643	1,061,067
El Puerto de Liverpool SAB de CV, Class C1	63,253	443,688
Fibra Uno Administracion SA de CV, REIT	593,133	1,007,308
Fomento Economico Mexicano SAB de CV	79,476	1,076,227
Gruma SAB de CV, Class B	47,748	893,290
Grupo Aeroportuario del Centro Norte SAB de CV	87,139	796,435
Grupo Aeroportuario del Pacifico SAB de CV, Class B	15,809	246,162
Grupo Aeroportuario del Sureste SAB de CV, Class B	41,861	1,218,484
Grupo Bimbo SAB de CV	293,128	1,332,841
Grupo Carso SAB de CV	68,756	643,877
Grupo Financiero Banorte SAB de CV, Class O	302,050	3,071,305
Grupo Mexico SAB de CV	214,775	1,107,099
Kimberly-Clark de Mexico SAB de CV, Class A	205,877	467,459
Megacable Holdings SAB de CV	140,452	359,056
Orbia Advance Corp. SAB de CV	326,628	650,163
Promotora y Operadora de Infraestructura SAB de CV	65,656	646,203
Qualitas Controladora SAB de CV	44,648	494,639
Regional SAB de CV	32,384	299,709
Wal-Mart de Mexico SAB de CV	577,053	2,383,447
		24,519,547
Pakistan — 0.2%
Oil & Gas Development Co. Ltd.	979,350	473,894
Philippines — 0.3%
Globe Telecom, Inc.	2,518	77,738
Manila Electric Co.	66,160	425,714
PLDT, Inc.	12,215	276,231
Puregold Price Club, Inc.	40,100	19,803
		799,486

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Qatar — 1.5%
Commercial Bank PSQC (The)	177,033	255,018
Industries Qatar QSC	253,212	832,659
Mesaieed Petrochemical Holding Co.	354,185	163,425
Ooredoo QPSC	268,625	789,422
Qatar Electricity & Water Co. QSC	129,735	616,981
Qatar Fuel QSC	65,980	284,172
Qatar Gas Transport Co. Ltd.	760,326	724,327
Qatar International Islamic Bank QSC	53,327	152,626
Qatar Islamic Bank SAQ	77,672	415,986
Qatar Navigation QSC	151,457	430,535
		4,665,151
Romania — 0.3%
NEPI Rockcastle NV	125,939	848,091
Russia — 0.0% ^
Alrosa PJSC ‡	200,448	4,122
Federal Grid Co. - Rosseti PJSC ‡ *	127,925,624	2,784
Federal Grid Co. - ROSSETI PUBLIC JOINT-STOCK COMPANY ‡ *	42,872,768	867
Inter RAO UES PJSC ‡	6,142,220	4,185
LUKOIL PJSC ‡	17,853	21,998
M.Video PJSC ‡ *	8,526	539
Magnit PJSC ‡	7,858	5,824
Magnitogorsk Iron & Steel Works PJSC ‡ *	334,440	3,866
MMC Norilsk Nickel PJSC ‡	3,087	14,762
Mobile TeleSystems PJSC ‡	120,496	6,770
Novolipetsk Steel PJSC ‡ *	155,019	6,950
PhosAgro PJSC ‡	1,940	2,386
Rostelecom PJSC ‡	157,186	2,668
RusHydro PJSC ‡	35,715,691	5,977
Sberbank of Russia PJSC ‡	537,391	16,767
Severstal PAO ‡ *	20,498	6,910
Sistema PJSFC ‡	308,352	918
Surgutneftegas PJSC (Preference) ‡	655,737	4,970
Tatneft PJSC ‡	17,275	1,549
Unipro PJSC ‡ *	4,941,067	1,948
		116,760
Saudi Arabia — 4.6%
Abdullah Al Othaim Markets Co.	115,463	422,195
Almarai Co. JSC	7,497	114,151
Arab National Bank	30,786	204,707
Arabian Centres Co. Ltd.	25,869	140,008
Arabian Internet & Communications Services Co.	8,379	731,074
Catrion Catering Holding Co.	22,780	699,783
Dr Sulaiman Al Habib Medical Services Group Co.	14,670	1,134,023
Elm Co.	4,753	1,140,928
Etihad Etisalat Co.	78,974	1,097,183
Mouwasat Medical Services Co.	853	26,957
Riyad Bank	12,674	95,655

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Saudi Arabia — continued
SABIC Agri-Nutrients Co.	26,888	916,768
Sahara International Petrochemical Co.	61,305	513,306
Saudi Arabian Mining Co. *	9,987	123,245
Saudi Arabian Oil Co. (b)	272,551	2,220,225
Saudi Aramco Base Oil Co.	16,830	653,485
Saudi Cement Co.	33,298	427,535
Saudi Electricity Co.	94,415	476,411
Saudi Investment Bank (The)	63,466	263,535
Saudi Telecom Co.	165,164	1,797,251
Savola Group (The)	17,398	208,539
Yanbu Cement Co.	49,811	405,119
		13,812,083
South Africa — 3.8%
African Rainbow Minerals Ltd.	40,880	404,990
Aspen Pharmacare Holdings Ltd.	19,364	200,730
Bid Corp. Ltd.	38,465	933,001
Bidvest Group Ltd. (The)	66,167	872,319
Exxaro Resources Ltd.	76,899	766,116
Foschini Group Ltd. (The)	74,457	450,823
Harmony Gold Mining Co. Ltd.	33,978	212,388
Impala Platinum Holdings Ltd.	106,921	415,030
Investec Ltd.	88,123	583,172
Kumba Iron Ore Ltd.	9,874	291,650
MTN Group Ltd.	218,546	1,115,230
MultiChoice Group *	97,652	391,182
Naspers Ltd., Class N	6,693	1,121,514
Nedbank Group Ltd.	67,373	782,675
Shoprite Holdings Ltd.	38,630	560,163
Sibanye Stillwater Ltd.	243,708	293,702
Tiger Brands Ltd.	49,018	549,494
Vodacom Group Ltd.	116,025	578,560
Woolworths Holdings Ltd.	220,695	817,712
		11,340,451
Taiwan — 11.5%
Accton Technology Corp.	78,000	1,312,159
Asia Cement Corp.	159,000	201,631
Capital Securities Corp.	801,000	410,660
Catcher Technology Co. Ltd.	88,000	546,809
Cheng Shin Rubber Industry Co. Ltd.	546,000	791,670
Chicony Electronics Co. Ltd.	60,551	317,483
China Airlines Ltd.	1,106,000	718,381
China Motor Corp.	197,000	718,780
China Steel Corp.	266,000	213,155
Chunghwa Telecom Co. Ltd.	466,000	1,766,565
CTBC Financial Holding Co. Ltd.	2,196,395	1,992,596
E.Sun Financial Holding Co. Ltd.	1,396,244	1,102,040
Eclat Textile Co. Ltd.	34,000	593,411

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Taiwan — continued
Eva Airways Corp.	813,000	819,490
Evergreen Marine Corp. Taiwan Ltd.	153,800	737,712
Far Eastern New Century Corp.	195,000	192,396
Far EasTone Telecommunications Co. Ltd.	298,000	764,913
Feng TAY Enterprise Co. Ltd.	94,960	489,616
First Financial Holding Co. Ltd.	1,344,087	1,140,620
Formosa Chemicals & Fibre Corp.	209,000	377,322
Formosa Taffeta Co. Ltd.	304,000	233,901
Fubon Financial Holding Co. Ltd.	292,444	601,133
Hotai Motor Co. Ltd.	1,360	27,551
Largan Precision Co. Ltd.	15,000	1,189,271
Lite-On Technology Corp.	312,000	1,080,492
Mega Financial Holding Co. Ltd.	1,403,101	1,685,435
Nan Ya Plastics Corp.	685,000	1,327,537
Nien Made Enterprise Co. Ltd.	65,000	694,874
Novatek Microelectronics Corp.	18,000	293,215
Pou Chen Corp.	816,000	821,457
President Chain Store Corp.	115,000	969,606
SinoPac Financial Holdings Co. Ltd.	1,936,500	1,185,084
Taiwan Cooperative Financial Holding Co. Ltd.	1,270,609	1,030,841
Taiwan Fertilizer Co. Ltd.	336,000	729,613
Taiwan Mobile Co. Ltd.	314,000	981,514
Taiwan Semiconductor Manufacturing Co. Ltd.	181,000	3,623,348
Uni-President Enterprises Corp.	647,000	1,495,142
Yuanta Financial Holding Co. Ltd.	1,719,746	1,482,584
		34,660,007
Thailand — 3.0%
Advanced Info Service PCL	181,300	1,114,041
Bangkok Bank PCL	114,100	450,257
Banpu PCL	1,900,200	331,715
Bumrungrad Hospital PCL	85,300	577,109
Central Retail Corp. PCL, NVDR	417,200	390,099
CP ALL PCL, NVDR	210,200	309,436
CP Axtra PCL, NVDR	148,000	118,640
Digital Telecommunications Infrastructure Fund, Class F	1,409,700	325,344
Electricity Generating PCL	97,000	359,064
Home Product Center PCL	329,100	97,332
Intouch Holdings PCL, NVDR	259,400	538,675
Krung Thai Bank PCL	1,536,500	688,681
Minor International PCL, NVDR	609,300	523,862
Osotspa PCL, NVDR	310,400	181,984
PTT Exploration & Production PCL	246,300	1,037,688
PTT PCL, NVDR	667,700	633,834
Ratch Group PCL	199,500	170,082
Thai Oil PCL	279,500	430,005

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Thailand — continued
Thai Union Group PCL, Class F	408,300	174,966
TMBThanachart Bank PCL, NVDR	9,865,600	497,572
		8,950,386
Turkey — 9.8%
AG Anadolu Grubu Holding A/S	95,480	720,544
Akbank TAS	739,191	962,212
Akcansa Cimento A/S	87,655	493,953
Aksa Enerji Uretim A/S	277,314	329,359
Alarko Holding A/S	134,407	473,628
Alfa Solar Enerji Sanayi ve Ticaret A/S	106,528	352,811
Anadolu Efes Biracilik ve Malt Sanayii A/S	158,441	735,003
Aselsan Elektronik Sanayi ve Ticaret A/S	445,806	743,377
Astor Transformator Enerji Turizm Insaat ve Petrol Sanayi Ticaret A/S	92,772	360,449
Aygaz A/S	76,063	369,223
Bera Holding AS	607,694	260,941
BIM Birlesik Magazalar A/S	91,584	1,148,458
Cimsa Cimento Sanayi ve Ticaret A/S	522,344	566,324
Coca-Cola Icecek A/S	41,971	740,411
Dogan Sirketler Grubu Holding A/S	1,200,485	523,395
Dogus Otomotiv Servis ve Ticaret A/S	74,119	666,204
EGE Endustri ve Ticaret A/S	756	272,803
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	371,804	577,586
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S, REIT	956,898	316,916
Enerjisa Enerji A/S (b)	374,509	685,404
Enka Insaat ve Sanayi A/S	490,750	602,582
Ford Otomotiv Sanayi A/S	23,292	676,999
Haci Omer Sabanci Holding A/S	381,882	912,679
Is Gayrimenkul Yatirim Ortakligi A/S, REIT *	482,017	284,016
Is Yatirim Menkul Degerler A/S	554,491	632,242
Kimteks Poliuretan Sanayi ve Ticaret A/S	55,555	120,648
KOC Holding A/S	189,208	999,292
Kontrolmatik Enerji ve Muhendislik A/S	51,209	409,233
Koza Altin Isletmeleri A/S	603,039	412,559
Mavi Giyim Sanayi ve Ticaret A/S, Class B (b)	174,310	819,133
Migros Ticaret A/S	55,407	745,212
MLP Saglik Hizmetleri A/S * (b)	112,409	603,812
Nuh Cimento Sanayi A/S	45,755	479,489
ODAS Elektrik Uretim ve Sanayi Ticaret A/S *	1,008,766	307,255
Otokar Otomotiv ve Savunma Sanayi AS *	6,605	106,064
Oyak Cimento Fabrikalari A/S *	270,402	562,279
Pegasus Hava Tasimaciligi A/S *	15,654	386,961
Sok Marketler Ticaret A/S	315,198	660,731
Tekfen Holding A/S	245,170	337,558
Tofas Turk Otomobil Fabrikasi A/S	80,817	655,582
Torunlar Gayrimenkul Yatirim Ortakligi A/S, REIT	332,513	399,520
Turk Hava Yollari AO *	110,470	990,241
Turk Telekomunikasyon A/S *	633,398	682,554

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Turkey — continued
Turk Traktor ve Ziraat Makineleri A/S	26,149	695,842
Turkcell Iletisim Hizmetleri A/S	386,793	873,774
Turkiye Is Bankasi A/S, Class C	1,023,898	863,349
Turkiye Petrol Rafinerileri A/S	182,791	900,583
Turkiye Sise ve Cam Fabrikalari A/S	365,591	592,983
Ulker Biskuvi Sanayi A/S *	176,664	544,052
Yapi ve Kredi Bankasi A/S	1,123,987	807,304
Zorlu Enerji Elektrik Uretim A/S *	1,298,546	199,414
		29,562,943
United Arab Emirates — 2.4%
Abu Dhabi Commercial Bank PJSC	428,119	1,049,040
Abu Dhabi Islamic Bank PJSC	224,163	683,545
Abu Dhabi Ports Co. PJSC *	216,443	365,948
Air Arabia PJSC	725,652	588,036
Aldar Properties PJSC	615,162	854,171
Americana Restaurants International plc	354,397	300,079
Dubai Electricity & Water Authority PJSC	221,622	151,451
Dubai Islamic Bank PJSC	448,325	771,427
Emaar Development PJSC	91,224	172,626
Emirates NBD Bank PJSC	84,699	408,166
Emirates Telecommunications Group Co. PJSC	130,978	683,962
Multiply Group PJSC *	470,879	369,741
National Marine Dredging Co. *	69,781	573,758
Salik Co. PJSC	364,311	344,181
		7,316,131
United States — 0.3%
GCC SAB de CV	15,312	177,803
JBS SA	171,345	812,388
		990,191
Total Common Stocks (Cost $277,492,641)		301,812,434
Short-Term Investments — 0.3%
Investment Companies — 0.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (c) (d)(Cost $870,710)	870,710	870,710
Total Investments — 100.3% (Cost $278,363,351)		302,683,144
Liabilities in Excess of Other Assets — (0.3)%		(859,967)
NET ASSETS — 100.0%		301,823,177

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of January 31, 2024.
Summary of Investments by Industry, January 31, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	16.5%
Oil, Gas & Consumable Fuels	8.8
Metals & Mining	4.5
Wireless Telecommunication Services	4.3
IT Services	3.7
Electric Utilities	3.6
Food Products	3.5
Diversified Telecommunication Services	3.4
Industrial Conglomerates	3.2
Consumer Staples Distribution & Retail	3.1
Pharmaceuticals	3.0
Beverages	3.0
Independent Power and Renewable Electricity Producers	2.8
Transportation Infrastructure	2.7
Chemicals	2.2
Machinery	2.0
Automobiles	1.9
Construction Materials	1.8
Textiles, Apparel & Luxury Goods	1.7
Personal Care Products	1.4
Semiconductors & Semiconductor Equipment	1.4
Health Care Providers & Services	1.3
Financial Services	1.2
Passenger Airlines	1.2
Gas Utilities	1.0
Construction & Engineering	1.0
Media	1.0
Specialty Retail	1.0
Others (each less than 1.0%)	13.5
Short-Term Investments	0.3

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
Futures contracts outstanding as of January 31, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index	1	03/15/2024	USD	49,040	(1,547)

Abbreviations
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Brazil	$26,581,940	$—	$—	$26,581,940
Chile	3,632,964	—	—	3,632,964
China	7,979,278	56,242,629	— (a)	64,221,907
Colombia	578,477	—	—	578,477
Czech Republic	1,012,674	277,119	—	1,289,793
Egypt	—	701,160	—	701,160
Greece	3,543,613	2,231,814	—	5,775,427
Hong Kong	—	71,521	—	71,521
Hungary	1,469,547	318,910	—	1,788,457
India	—	36,615,780	—	36,615,780
Indonesia	1,605,699	10,692,690	—	12,298,389
Kuwait	407,059	3,075,797	—	3,482,856
Malaysia	3,069,037	3,649,605	—	6,718,642
Mexico	24,519,547	—	—	24,519,547
Pakistan	473,894	—	—	473,894
Philippines	97,541	701,945	—	799,486
Qatar	1,799,368	2,865,783	—	4,665,151
Romania	848,091	—	—	848,091
Russia	—	—	116,760	116,760
Saudi Arabia	2,952,310	10,859,773	—	13,812,083
South Africa	9,202,392	2,138,059	—	11,340,451
Taiwan	—	34,660,007	—	34,660,007
Thailand	1,564,298	7,386,088	—	8,950,386
Turkey	15,889,591	13,673,352	—	29,562,943
United Arab Emirates	6,185,728	1,130,403	—	7,316,131
United States	990,191	—	—	990,191
Total Common Stocks	114,403,239	187,292,435	116,760	301,812,434
Short-Term Investments
Investment Companies	870,710	—	—	870,710
Total Investments in Securities	$115,273,949	$187,292,435	$116,760	$302,683,144
Depreciation in Other Financial Instruments
Futures Contracts	$(1,547)	$—	$—	$(1,547)

(a)	Value is zero.
There were no significant transfers into or out of level 3 for the period ended January 31, 2024.
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer.

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024 (Unaudited) (continued)
The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2024	Shares at January 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (a) (b)	$—	$8,513,024	$7,642,314	$—	$—	$870,710	870,710	$6,824	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2024.